UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                    FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Durus Capital Management LLC
Address:  20 Marshall St, ste 320
	  South Norwalk, CT 06854

13F File Number: 028-10001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Douglas Schmidt
Title:       COO
Phone:       203-899-3102
Signature, Place, and Date of Signing:

        Douglas Schmidt       South Norwalk, CT            Novenber 7, 20002


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[  ]                13F NOTICE.

[  ]                13F COMBINATION REPORT.




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total          27

Form 13F Information Table Value Total:       $151,252 (in thousands)




                                                     FORM 13F INFORMATION TABLE
			VALUE	SHARES			INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x1000)	PRN AMT	SH/PRN	PUT / CALL	DSCRETN	MANAGERS	SOLE	shared	none
AKSYS LTD	COM	010196103	16307	2906695	SH		SOLE		2906695	0	0
ALBANY MOLECULAR RESEARCH	COM	012423109	698	41000	SH		SOLE		41000	0	0
ALKERMES INC	COM	01642T108	1973	250000	SH		SOLE		250000	0	0
ALLOS THERAPEUTICS INC	COM	019777101	35878	4230936	SH		SOLE		4230936	0	0
AMGEN INC	COM	031162100	2085	50000	SH		SOLE		50000	0	0
ATRIX LABS INC	COM	04962L101	9485	640908	SH		SOLE		640908	0	0
CARDIAC SCIENCE INC	COM	141410209	2824	1426340	SH		SOLE		1426340	0	0
CAREMARK RX INC	COM	141705103	5559	327000	SH		SOLE		327000	0	0
CELGENE CORP	COM	151020104	337	20000	SH		SOLE		20000	0	0
CHIRON CORP	COM	170040109	332	9500	SH		SOLE		9500	0	0
COLLAGENEX PHARM INC	COM	19419B100	871	138300	SH		SOLE		138300	0	0
CV THERAPEUTICS	COM	126667104	1046	50000	SH		SOLE		50000	0	0
ESPERION THERAPEUTICS INC	COM	29664R106	24641	4307881	SH		SOLE		4307881	0	0
GILEAD SCIENCES INC	COM	375558103	3655	109000	SH		SOLE		109000	0	0
GUILFORD PHARMACEUTICALS	COM	401829106	10435	2155997	SH		SOLE		2155997	0	0
HCA INC	COM	404119109	5756	120900	SH		SOLE		120900	0	0
ICOS CORP	COM	449295104	356	17000	SH		SOLE		17000	0	0
IDEC PHARM CORP	COM	449370105	311	7500	SH		SOLE		7500	0	0
INHALE THERAPEUTIC SYSTEMS	COM	457191104	3572	710494	SH		SOLE		710494	0	0
MEDIMMUNE INC	COM	584699102	2448	117000	SH		SOLE		117000	0	0
MILLENNIUM PHARMACEUTICAL	COM	599902103	1409	151200	SH		SOLE		151200	0	0
NOVOSTE CORP	COM	67010C100	5008	1079331	SH		SOLE		1079331	0	0
NPS PHARMACEUTICALS	COM	62936P103	1697	82500	SH		SOLE		82500	0	0
PFIZER STK	COM	717081103	4324	149000	SH		SOLE		149000	0	0
UNITED HEALTH GROUP INC	COM	91324P102	1396	16000	SH		SOLE		16000	0	0
VERSICOR INC	COM	925314106	7486	878583	SH		SOLE		878583	0	0
WELLPOINT HEALTH NETWORKS	COM	94973H108	1363	18600	SH		SOLE		18600	0	0